Other Payables, Accruals and Advance Receipts	6 Months Ended
Jun. 30, 2024
Other Payables, Accruals and Advance Receipts
Other Payables, Accruals and Advance Receipts

9.  Other Payables, Accruals and Advance Receipts

Other payables, accruals and advance receipts consisted of the following:

	June 30,	December 31,
	2024	2023

	(in US$’000)
Accrued research and development expenses	142,667	153,737
Accrued salaries and benefits	26,249	45,048
Accrued selling and marketing expenses	17,930	16,340
Accrued capital expenditures	16,368	23,659
Accrued administrative and other general expenses	15,737	15,777
Advances for inventory purchases	6,076	1,896
Value-added tax payables	3,146	121
Amounts due to related parties (Note 15(ii))	2,150	2,162
Deposits	1,633	1,564
Deferred government grants	635	740
Others	16,627	10,355
	249,218	271,399